Subsidiaries	12 Months Ended
Jun. 30, 2025
Subsidiaries
Subsidiaries

12. Subsidiaries

Name of subsidiary	Principal activity	Place of incorporation and operation	Proportion of ownership interest and voting power held by the Group
			2025	2024
Moboom USA Inc	Dormant	USA	100%	100%